ORDINARY SHARES (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 18, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 24, 2017
ORDINARY SHARES
Ordinary shares, shares authorized (in shares)		990,000,000	990,000,000	990,000,000
Ordinary shares, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares issued (in shares)		29,213,801	29,213,801	29,213,801
Ordinary shares, shares outstanding (in shares)		28,200,755	28,035,934	27,812,754
Number of share repurchased					1,627,455
Total consideration	$ 12,000
Re-issuance of repurchased shares for settlement of restricted shares vested		614,409	449,588	226,408
Minimum
ORDINARY SHARES
Price per share	$ 6.50
Maximum
ORDINARY SHARES
Price per share	$ 8.00
Class A Ordinary Shares
ORDINARY SHARES
Ordinary shares, shares issued (in shares)		22,264,660	22,264,660	22,264,660
Ordinary shares, shares outstanding (in shares)		21,251,614	21,086,793	20,863,613
Class B Ordinary Shares
ORDINARY SHARES
Ordinary shares, shares issued (in shares)		6,949,141	6,949,141	6,949,141
Ordinary shares, shares outstanding (in shares)		6,949,141	6,949,141	6,949,141
ADR
ORDINARY SHARES
Share repurchase program, authorized amount	$ 12,000					$ 50,000